Capital (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of Share Capital Information

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in €
Balance as of January 1, 2022	2,945	934,696	45,484,310	0.05
Transaction costs related to capital increase		(570)
Exercise of share warrants, employee warrants,stock options and free-shares vesting	10		191,658
Non-cash stock-based compensation expense		8,071
Other movements		(359,076)
Balance as of December 31, 2022	2,955	583,122	45,675,968	0.05

Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Capital increase of Cellectis	1,401	68,584	25,907,800
Transaction costs related to capital increase		(2,049)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	9		167,433
Non-cash stock-based compensation expense		7,086	-
Other movements		(133,958)	-
Balance as of December 31, 2023	4,365	522,785	71,751,201	0.05

Balance as of January 1, 2024	4,365	522,785	71,751,201	0.05
Allocation of prior period loss (1)		(112,911)
Capital increase (2)	1,505	138,495	28,000,000
Transaction costs related to capital increase (3)		(207)
Derecognition of AZ derivative		(56,970)
Exercise of share warrants, employee warrants, stock-options and vesting of free-shares (4)	19	9	342,672
Non-cash stock-based compensation expense	-	3,167	-
Other movements	-	(79)	-
Balance as of December 31, 2024	5,889	494,288	100,093,873	0.05

Capital evolution in 2024

(1)
The statutory standalone net loss of the parent company was allocated to premiums related to share capital following the allocation decision of the Annual General Meeting of shareholders. The remaining consolidated net loss was allocated to retained earnings (deficit).
(2)
On May 3, 2024, 28,000,000 shares were issued in connection with the SIA of $140.0 million at a price of $5 per share. The additional investment was made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
(3)
The transaction costs recognized as a reduction of share premium during the twelve-months period ended December 31, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.

(4)
During the year ended December 31, 2024, 342,672 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested.

On March 5, 2024, 204,334 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the March 5, 2021 free shares award.

On May 12, 2024, 2,120 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 12, 2021 free shares award.

On May 28, 2024, 135,980 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 28, 2021 free shares award.

On September 30, 2024, 238 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the September 30, 2021 free shares award.

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of instruments outstanding as of 01/01/2024	Number of additionnal shares due to May 2024 modification (see Note 18.1)	Number of instruments granted	Number of free shares vested	Number of instruments voided	Number of warrants/shares outstanding as of 12/31/2024	Maximum of shares to be issued	Number of warrants/stock options exercisable as of 12/31/2024	Strike price per share in euros
03/24/2015	Stock Options	1,336,826	-	-	-	-	1,336,826	1,417,036	1,336,826	38.45
03/27/2015	BSA	50,000	-	-	-	-	50,000	53,000	50,000	38.45
09/08/2015	BSA	74,200	-	-	-	-	74,200	78,652	74,200	28.01
09/08/2015	Stock Options	1,301,000	-	-	-	-	1,301,000	1,379,060	1,301,000	27.55
03/14/2016	BSA	66,675	-	-	-	-	66,675	70,676	66,675	27.37
03/14/2016	Stock Options	1,261,336	-	-	-	-	1,261,336	1,337,016	1,261,336	22.44
10/28/2016	BSA	68,000	-	-	-	-	68,000	72,080	68,000	18.68
10/28/2016	Stock Options	1,440,646	-	-	-	-	1,440,646	1,527,085	1,440,647	17.90
10/11/2017	BSA	80,000	-	-	-	-	80,000	84,800	80,000	24.34
10/11/2017	Stock Options	665,000	-	-	-	-	665,000	704,900	665,000	22.57
10/08/2018	Stock Options	5,000	-	-	-	-	5,000	5,300	5,000	24.80
04/24/2019	Stock Options	919,291	-	-	-	15,000	904,291	958,548	904,291	18.25
11/06/2019	Stock Options	30,000	-	-	-	-	30,000	31,800	30,000	11.06
07/20/2020	Stock Options	17,000	-	-	-	-	17,000	18,020	17,000	15.12
08/05/2020	Stock Options	129,000	-	-	-	15,000	114,000	120,840	114,000	14.62
09/11/2020	Stock Options	45,000	-	-	-	45,000	-	-	-	14.36
11/05/2020	Stock Options	20,500	-	-	-	-	20,500	21,730	20,500	14.62
03/04/2021	Stock Options	684,347	-	-	-	29,466	654,881	694,174	613,877	19.44
03/05/2021	Free shares	234,202	-	-	204,334	29,080	788	788	-	-
04/13/2021	Stock Options	27,465	-	-	-	-	27,465	29,113	25,462	16.07
05/12/2021	Free shares	2,000	120	-	2,120	-	-	-	-	-
05/12/2021	Stock Options	3,500	-	-	-	656	2,844	3,014	2,844	14.36
05/28/2021	Free shares	140,025	7,922	-	135,982	11,964	- 0	- 0	-	-
05/28/2021	Stock Options	25,000	-	-	-	-	25,000	26,500	21,875	12.69
09/30/2021	Free shares	3,425	80	-	239	3,266	-	-	-	-
09/30/2021	Stock Options	6,950	-	-	-	6,500	450	477	366	11.51
10/13/2021	Free shares	4,500	270	-	-	4,770	-	-	-	-
10/13/2021	Stock Options	9,000	-	-	-	9,000	-	-	-	10.29
11/25/2021	Free shares	2,100	126	-	-	2,226	-	-	-	-
11/25/2021	Stock Options	4,500	-	-	-	1,406	3,094	3,279	3,094	8.81
03/03/2022	Free shares	237,062	13,902	-	-	58,504	192,460	192,460	-	-
03/03/2022	Stock Options	666,542	-	-	-	167,497	499,045	528,988	316,190	4.41
03/29/2022	Free shares	1,900	114	-	-	-	2,014	2,014	-	-
03/29/2022	Stock Options	3,400	-	-	-	-	3,400	3,604	2,338	3.96
05/24/2022	Free shares	38,109	2,163	-	-	5,416	34,856	34,856	-	-
05/24/2022	Stock Options	37,580	-	-	-	-	37,580	39,835	25,063	3.48
11/08/2022	Free shares	30,000	1,800	-	-	31,800	-	-	-	-
11/08/2022	Stock Options	70,000	-	-	-	70,000	-	-	-	2.34
12/19/2022	Free shares	2,960	176	-	-	1,532	1,604	1,604	-	-
12/19/2022	Stock Options	2,065	-	-	-	810	1,255	1,330	943	2.09
01/24/2023	Free shares	319,105	17,814	-	-	59,382	277,538	277,538	-	-
01/24/2023	Stock Options	1,417,321	-	-	-	332,380	1,084,941	1,150,037	298,542	3.17
03/22/2023	Free shares	2,150	129	-	-	2,279	-	-	-	-
03/22/2023	Stock Options	4,300	-	-	-	4,300	-	-	-	1.91
05/04/2023	Stock Options	357,400	-	-	-	1,750	355,650	376,989	121,669	1.80
06/26/2023	Stock Options	53,190	-	-	-	6,438	46,753	49,558	18,509	1.74
01/25/2024	Stock Options	-	-	1,682,476	-	270,000	1,412,476	1,497,225	-	2.60
05/15/2024	Stock Options	-	-	643,450	-	71,825	571,625	571,625	-	2.82
06/26/2024	Stock Options	-	-	587,562	-	31,000	556,562	556,562	-	2.07
08/07/2024	Stock Options	-	-	100,000	-	-	100,000	100,000	-	1.90
09/05/2024	Stock Options	-	-	21,000	-	-	21,000	21,000	-	2.08

11/04/2024	Stock Options	-	-	19,675	-	-	19,675	19,675	-	1.70

	Total	11,899,572	44,615	3,054,163	342,675	1,288,246	13,367,429	14,062,787	8,885,243